Consolidated Balance Sheets - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Current Assets
Cash	$ 1,010,718	$ 1,891,658	$ 31,303
Trade accounts receivable, net of allowance for doubtful accounts of $2,711, $2,721and $6,474	113,472	123,815	212,660
Inventory	285,289	336,021	206,926
Prepaid expenses and other current assets	186,343	217,800	208,063
Total Current Assets	1,595,822	2,569,294	658,952
Fixed assets, net	479,114	582,434	706,197
Intangible and Other assets:
Trademarks	251,157	251,157	251,157
Patents, net of accumulated amortization	368,036	345,113	444,095
Website, net of accumulated amortization	14,041	12,576	1,680
Security deposits	46,919	53,169	53,169
Total Intangible and Other assets	680,153	662,015	750,101
TOTAL ASSETS	2,755,089	3,813,743	2,115,250
Current Liabilities
Accounts payable	124,566	$ 221,703	254,024
Accrued interest: Related Party			238,299
Accrued interest	64,436	$ 40,634	147,984
Accrued liabilities	$ 287,288	320,927	$ 1,838,443
Derivative liability		$ 19,792
Notes payable: Related Party			$ 2,373,557
Notes payable	$ 315,307	$ 321,785	578,185
TOTAL CURRENT LIABILITIES	791,597	924,841	5,430,492
STOCKHOLDERS' EQUITY
Preferred stock	24	24	1
Common Stock	1,094	1,088	675
Additional Paid-in Capital	24,124,693	23,903,793	13,762,689
Treasury Stock	(1,033)	(1,033)	(1,033)
Accumulated Deficit	(22,309,012)	(21,082,118)	(17,032,405)
Accumulated Other Comprehensive Income	147,726	67,148	(45,170)
Total Stockholders' Equity	1,963,492	2,888,902	(3,315,243)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 2,755,089	$ 3,813,743	$ 2,115,250